Events After the Reporting Period (Details) $ / shares in Units, $ in Thousands	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 09, 2021 DKK (kr)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issued shares (in DKK) | $			$ 3,132			$ 2,648
Outstanding shares (in DKK) | $			$ 16,650	$ 21,829	$ 27,799	$ 7,038	$ 7,901	$ 3,717	$ 6,763	$ 9,362
Follow-on public offering | ADS | Follow on public offering, share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	3,942,856
Number of ordinary shares for each American depository share | shares	1
Share price | $ / shares	$ 7.00
Net proceeds | $	$ 24,900
Follow-on public offering | Ordinary shares | Follow on public offering, share transactions
Disclosure of non-adjusting events after reporting period [line items]
Registered shares (in DKK) | kr		kr 23,141,524
Issued shares (in DKK) | kr		22,627,239
Outstanding shares (in DKK) | kr		kr 22,627,239